Note 26 - Financial Risk Management - Reconciliation of Level 3 Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Beginning balance	$ 646,753
Ending balance	658,175	$ 646,753
Level 3 of fair value hierarchy [member] | Related party borrowings [member]
Statement Line Items [Line Items]
Beginning balance	482,450	422,750
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	3,050	16,350
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	20,100	43,350
Ending balance	$ 505,600	$ 482,450